Major Classes of Assets and Liabilities of Local Exchange and Related Landline Activities in California, Florida and Texas (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets held for sale:
Total current assets held for sale	$ 792	$ 552
Total non-current assets held for sale	10,267
Liabilities related to assets held for sale:
Total current liabilities related to assets held for sale	463
Long-term debt	594
Total non-current liabilities related to assets held for sale	959
Held for Sale
Assets held for sale:
Accounts receivable	435
Prepaid expense and other	58
Total current assets held for sale	493
Plant, property and equipment, net	8,884
Goodwill (Note 3)	1,328
Other assets	55
Total non-current assets held for sale	10,267
Total assets held for sale	10,760
Liabilities related to assets held for sale:
Accounts payable and accrued liabilities	256
Other current liabilities	207
Total current liabilities related to assets held for sale	463
Long-term debt	594
Employee benefit obligations	289
Other liabilities	76
Total non-current liabilities related to assets held for sale	959
Total liabilities related to assets held for sale	$ 1,422